UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 2321
          New York, New York  10020

13F File Number: 028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay             New York, NY               November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       79

Form 13F Information Table Value Total:   $145,381
                                         (thousands)


List of Other Included Managers: None

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                                                     FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN 2        COLUMN 3     COLUMN 4        COLUMN 5     COLUMN 6   COLUMN 7     COLUMN 8

                                 TITLE                       VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP      (X1000)   PRN AMT  PRN CALL  DISCRETION  MANGRS    SOLE   SHARED   NONE
3M CO                                COM         88579Y101     310      3,349  SH          SOLE                    0           3,349
AFLAC INC                            COM         001055102   7,490    156,432  SH          SOLE               90,824          65,608
APPLE INC                            COM         037833100  13,752     20,615  SH          SOLE                7,990          12,625
AQUA AMERICA INC                     COM         03836W103     743     30,000  SH          SOLE               30,000               0
ARCHER DANIELS MIDLAND CO            COM         039483102   1,770     65,104  SH          SOLE               52,492          12,612
ARCOS DORADOS HOLDINGS INC      SHS CLASS -A -   G0457F107   1,620    105,000  SH          SOLE               21,825          83,175
ASHLAND INC NEW                      COM         044209104     257      3,585  SH          SOLE                3,585               0
AT&T INC                             COM         00206R102     497     13,196  SH          SOLE                    0          13,196
BAKER HUGHES INC                     COM         057224107     702     15,525  SH          SOLE               11,200           4,325
BANCO BRADESCO S A              SP ADR PFD NEW   059460303   2,571    160,000  SH          SOLE               32,300         127,700
BRISTOL MYERS SQUIBB CO              COM         110122108     207      6,145  SH          SOLE                    0           6,145
BROADCOM CORP                        CL A        111320107   1,352     39,100  SH          SOLE               21,900          17,200
CARNIVAL CORP                     PAIRED CTF     143658300     455     12,500  SH          SOLE                8,000           4,500
CELGENE CORP                         COM         151020104   2,319     30,350  SH          SOLE               18,500          11,850
CHUBB CORP                           COM         171232101   1,312     17,200  SH          SOLE               14,300           2,900
CHURCH & DWIGHT INC                  COM         171340102     791     14,652  SH          SOLE                  800          13,852
COMPANHIA DE BEBIDAS DAS AME     SPON ADR PFD    20441W203   2,028     53,000  SH          SOLE               11,100          41,900
COPA HOLDINGS SA                     CL A        P31076105   1,658     20,405  SH          SOLE                3,900          16,505
CORNING INC                          COM         219350105     263     20,000  SH          SOLE               20,000               0
CREDICORP LTD                        COM         G2519Y108   2,509     20,025  SH          SOLE                3,900          16,125
CUMMINS INC                          COM         231021106   1,383     15,000  SH          SOLE                3,000          12,000
DEERE & CO                           COM         244199105   4,124     50,000  SH          SOLE                9,550          40,450
DELTA AIR LINES INC DEL            COM NEW       247361702   2,601    283,916  SH          SOLE               55,100         228,816
DEVON ENERGY CORP NEW                COM         25179M103   3,025     50,000  SH          SOLE                9,500          40,500
DIAGEO P L C                     SPON ADR NEW    25243Q205     368      3,266  SH          SOLE                1,900           1,366
DISH NETWORK CORP                    CL A        25470M109     612     20,000  SH          SOLE               20,000               0
DISNEY WALT CO                    COM DISNEY     254687106     939     17,966  SH          SOLE                9,000           8,966
DU PONT E I DE NEMOURS & CO          COM         263534109     211      4,194  SH          SOLE                    0           4,194
ECHOSTAR CORP                        CL A        278768106     203      7,070  SH          SOLE                6,100             970
EMBRAER S A                    SP ADR REP 4 COM  29082A107   1,065     40,000  SH          SOLE                8,350          31,650
ERICSSON                         ADR B SEK 10    294821608     687     75,280  SH          SOLE               35,960          39,320
EXXON MOBIL CORP                     COM         30231G102   3,303     36,121  SH          SOLE                    0          36,121
FOMENTO ECONOMICO MEXICANO S    SPON ADR UNITS   344419106   1,380     15,000  SH          SOLE                2,850          12,150
FORD MTR CO DEL                 COM PAR $0.01    345370860   1,284    130,250  SH          SOLE               67,100          63,150
FREEPORT-MCMORAN COPPER & GO         COM         35671D857   3,994    100,900  SH          SOLE               42,450          58,450
GENERAL ELECTRIC CO                  COM         369604103   1,764     77,677  SH          SOLE               23,700          53,977
HAWAIIAN HOLDINGS INC                COM         419879101   2,096    375,000  SH          SOLE               71,100         303,900
HEWLETT PACKARD CO                   COM         428236103   3,757    220,200  SH          SOLE               42,050         178,150
HUNTINGTON BANCSHARES INC            COM         446150104   1,224    177,550  SH          SOLE               28,300         149,250
INTEL CORP                           COM         458140100   2,094     92,425  SH          SOLE               46,800          45,625
INTERNATIONAL BUSINESS MACHS         COM         459200101   3,166     15,260  SH          SOLE               12,600           2,660
ISHARES GOLD TRUST                 ISHARES       464285105   1,753    101,500  SH          SOLE               24,500          77,000
JACOBS ENGR GROUP INC DEL            COM         469814107   4,787    118,400  SH          SOLE               43,250          75,150
JPMORGAN CHASE & CO                  COM         46625H100   1,379     34,056  SH          SOLE               30,000           4,056
KIMCO RLTY CORP                      COM         49446R109   1,304     64,320  SH          SOLE                    0          64,320
LILLY ELI & CO                       COM         532457108   1,506     31,768  SH          SOLE               18,300          13,468
LOCKHEED MARTIN CORP                 COM         539830109   1,152     12,335  SH          SOLE                2,000          10,335
MARKET LEADER INC                    COM         57056R103      84     12,471  SH          SOLE               12,471               0
MASCO CORP                           COM         574599106   2,793    185,550  SH          SOLE              145,300          40,250
MERCK & CO INC NEW                   COM         58933Y105   4,474     99,212  SH          SOLE               59,500          39,712
MICROSOFT CORP                       COM         594918104   2,294     77,075  SH          SOLE               47,700          29,375
MOTOROLA SOLUTIONS INC             COM NEW       620076307     291      5,749  SH          SOLE                1,906           3,843
NEWS CORP                            CL B        65248E203     496     20,000  SH          SOLE               20,000               0
PEABODY ENERGY CORP                  COM         704549104     765     34,300  SH          SOLE               19,850          14,450
PEPSICO INC                          COM         713448108   2,715     38,362  SH          SOLE               26,250          12,112
PFIZER INC                           COM         717081103     463     18,620  SH          SOLE                    0          18,620
PLAINS ALL AMERN PIPELINE L     UNIT LTD PARTN   726503105     216      4,900  SH          SOLE                    0           4,900
POWERSHS DB US DOLLAR INDEX     DOLL INDX BEAR   73936D206     679     25,000  SH          SOLE                2,700          22,300
PROCTER & GAMBLE CO                  COM         742718109     273      3,940  SH          SOLE                    0           3,940
PROSHARES TR                   PSHS ULTSHRT QQQ  74347X237   2,788    101,000  SH          SOLE               39,700          61,300
PROSHARES TR                    PSHS ULTRA QQQ   74347R206   1,040     17,100  SH          SOLE               17,100               0
PROSHARES TR                   PSHS ULSHT SP500  74347R883     654     48,000  SH          SOLE               31,700          16,300
QUALCOMM INC                         COM         747525103     737     11,800  SH          SOLE               10,000           1,800
ROYAL BK CDA MONTREAL QUE            COM         780087102     231      4,032  SH          SOLE                4,032               0
ROYAL DUTCH SHELL PLC            SPONS ADR A     780259206   2,904     41,833  SH          SOLE               16,600          25,233
RPX CORP                             COM         74972G103   4,429    395,650  SH          SOLE               75,750         319,900
SANDISK CORP                         COM         80004C101     869     20,000  SH          SOLE               20,000               0
SCHLUMBERGER LTD                     COM         806857108   5,531     76,466  SH          SOLE               39,950          36,516
SPDR GOLD TRUST                    GOLD SHS      78463V107   1,134      6,600  SH          SOLE                3,850           2,750
TIFFANY & CO NEW                     COM         886547108   1,547     25,000  SH          SOLE                4,900          20,100
TOOTSIE ROLL INDS INC                COM         890516107     581     21,549  SH          SOLE               10,513          11,036
UNILEVER N V                     N Y SHS NEW     904784709   3,485     98,227  SH          SOLE               28,257          69,970
UNITED STATES STL CORP NEW           COM         912909108     826     43,300  SH          SOLE               30,800          12,500
UNITED TECHNOLOGIES CORP             COM         913017109   2,686     34,313  SH          SOLE               25,500           8,813
V F CORP                             COM         918204108   1,594     10,000  SH          SOLE                1,950           8,050
VERIZON COMMUNICATIONS INC           COM         92343V104     299      6,566  SH          SOLE                    0           6,566
WISDOMTREE TRUST                INDIA ERNGS FD   97717W422   1,610     85,000  SH          SOLE               17,700          67,300
YANDEX N V                       SHS CLASS A     N97284108   2,898    120,000  SH          SOLE               23,850          96,150
YUM BRANDS INC                       COM         988498101     228      3,440  SH          SOLE                2,000           1,440




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